FAIR VALUE ELECTIONS (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value, Option, Aggregate Differences [Abstract]
Schedule of financial instruments selected for changes in fair value gains and losses
The following table presents the changes in fair value gains and losses associated with those items for which the fair value option was elected:

	Changes in fair value gains (losses) for the
	years ended December 31,
In millions of dollars	2015	2014
Assets
Federal funds sold and securities borrowed or purchased under agreements to resell selected portfolios of securities purchased under agreements to resell and securities borrowed	$(153)	$(154)
Trading account assets	(305)	190
Investments	57	30
Loans
Certain corporate loans(1)	(192)	(135)
Certain consumer loans(1)	3	(41)
Total loans	$(189)	$(176)
Other assets
MSRs	$104	$(344)
Certain mortgage loans held for sale(2)	331	474
Total other assets	$435	$130
Total assets	$(155)	$20
Liabilities
Interest-bearing deposits	$(94)	$(77)
Federal funds purchased and securities loaned or sold under agreements to repurchase selected portfolios of securities sold under agreements to repurchase and securities loaned	3	(5)
Trading account liabilities	(60)	29
Short-term borrowings	(59)	8
Long-term debt	343	(307)
Total liabilities	$133	$(352)

(1)	Includes mortgage loans held by mortgage loan securitization VIEs consolidated upon the adoption of ASC 810, Consolidation (SFAS 167), on January 1, 2010.

(2)	Includes gains (losses) associated with interest rate lock-commitments for those loans that have been originated and elected under the fair value option.

Schedule of fair value of loans and other disclosures for certain credit related products
The following table provides information about certain credit products carried at fair value:

	December 31, 2015		December 31, 2014
In millions of dollars	Trading assets	Loans	Trading assets	Loans
Carrying amount reported on the Consolidated Balance Sheet	$9,314	$5,005	$10,290	$5,901
Aggregate unpaid principal balance in excess of (less than) fair value	980	280	234	125
Balance of non-accrual loans or loans more than 90 days past due	5	2	13	3
Aggregate unpaid principal balance in excess of fair value for non-accrual loans or loans more than 90 days past due	13	1	28	1

Schedule of fair value of loans and other disclosures for certain mortgage loans
The following table provides information about certain mortgage loans HFS carried at fair value:

In millions of dollars	December 31, 2015	December 31, 2014
Carrying amount reported on the Consolidated Balance Sheet	$745	$1,447
Aggregate fair value in excess of unpaid principal balance	20	67
Balance of non-accrual loans or loans more than 90 days past due	—	—
Aggregate unpaid principal balance in excess of fair value for non-accrual loans or loans more than 90 days past due	—	—

Schedule of carrying value of structured notes, disaggregated by type of embedded derivative instrument
The following table provides information about the carrying value of structured notes, disaggregated by type of embedded derivative instrument:

In billions of dollars	December 31, 2015	December 31, 2014
Interest rate linked	$9.6	$10.9
Foreign exchange linked	0.3	0.3
Equity linked	9.9	8.0
Commodity linked	1.4	1.4
Credit linked	1.6	2.5
Total	$22.8	$23.1

Schedule of long-term debt carried at fair value, excluding debt issued by consolidated VIEs
The following table provides information about long-term debt carried at fair value:

In millions of dollars	December 31, 2015	December 31, 2014
Carrying amount reported on the Consolidated Balance Sheet	$25,293	$26,180
Aggregate unpaid principal balance in excess of (less than) fair value	1,569	(151)

Schedule of short-term borrowings carried at fair value
The following table provides information about short-term borrowings carried at fair value:

In millions of dollars	December 31, 2015	December 31, 2014
Carrying amount reported on the Consolidated Balance Sheet	$1,207	$1,496
Aggregate unpaid principal balance in excess of (less than) fair value	130	31